CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, Par value	$ 0.125
Ordinary shares, Authorized	225,000,000	225,000,000
Ordinary shares, Issued	149,931,935	149,647,613
Ordinary shares, outstanding	149,931,935	149,647,613